The following is a supplement to your Morgan Stanley Variable Annuity prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-654-2397.

                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I


                        Supplement, dated October 1, 2004
                                     to the
                        Prospectus dated May 1, 2004 for

The Morgan Stanley Variable  Annuities (Morgan Stanley Variable Annuity,
                   Morgan Stanley Variable Annuity - L Share)


This supplement describes changes related to the TrueReturnSM Accumulation Benefit Option available with the Morgan Stanley Variable Annuity and Morgan Stanley Variable Annuity - L Share variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


Page 20: Replace the 3rd to last sentence in the fourth paragraph under the subheading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" under the heading "Contract Value" with the following:

The Guarantee Option you select has specific investment requirements, which are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option.


Page 21: Replace the last three sentences under the subheading "Accumulation Benefit" under the heading "Contract Value" with the following:

         Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


Page 21: Replace the 2nd sentence of the first paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


The specific requirements will depend on the Guarantee Option you select and the effective date of your TrueReturn Option. These requirements are described below in more detail.


Page 21: Replace the third paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options that may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1 and Model Portfolio Option 2 sections for more details.

We may add Model Portfolio Options in the future. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:




---------------------------------------    -------------------------------------
     Guarantee Option 1                            Guarantee Option 2
---------------------------------------    -------------------------------------

    Model Portfolio Option 1                       Model Portfolio Option 2

--------------------------------------     -------------------------------------


Page 22: Delete the sixth paragraph under the subheading "Investment Requirements" under the heading "Contract Value".

Page 22: Replace the sub-section entitled "Model Portfolio Options 1 and 2" under the heading "Contract Value" with the following:

Model Portfolio Option 1.


If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category*:



-----------------------------------------------       --------------------------
                 Model Portfolio Option 1
-----------------------------------------------       --------------------------

                       20% Category A
                       50% Category B
                       30% Category C
                        0% Category D
-----------------------------------------------       --------------------------

Category A                                            Category D (Variable Sub-Accounts not available
Morgan Stanley VIS Money Market Portfolio             under Model Portfolio Option 1)
Category B                                            AIM V.I. Capital Appreciation Fund
FTVIP Franklin High Income Fund                       AllianceBerstein Premier Growth Portfolio
Morgan Stanley VIS High Yield Portfolio               Morgan Stanley VIS Aggressive Equity Portfolio
Morgan Stanley VIS Limited Duration Portfolio         Morgan Stanley VIS European Growth Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio      Morgan Stanley VIS Global Advantage Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**      Morgan Stanley VIS Information Portfolio
Van Kampen UIF U.S. Real Estate Portfolio**           Van Kampen LIT Aggressive Growth Portfolio
Category C                                            Van Kampen UIF Equity Growth Portfolio**
AIM V.I. Basic Value Fund                             Van Kampen UIF Small Company Growth Portfolio**
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
FTVIP Franklin Income Securities Fund
FTVIP Mutual Shares Securities Fund
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**


----------------------------------------------------- --------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
1. We will use the percentage allocations as of your most recent instructions.

* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable
Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract Value that is allocated to this Variable
Sub-Account to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

**Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Option.

Rider Date  prior to October 1, 2004
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select
Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category*:


--------------------------------------------------------------------------------

         Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)

--------------------------------------------------------------------------------
                                 10% Category A
                                 20% Category B
                                 50% Category C
                                 20% Category D
----------------------------------------------------- -----------------------------------------------
Category A                                            Category D
Morgan Stanley VIS Money Market Portfolio             Morgan Stanley VIS Aggressive Equity Portfolio
                                                      Morgan Stanley VIS European Growth Portfolio
Category B                                            Morgan Stanley VIS Global Advantage Portfolio
FTVIP Franklin High Income Fund                       Morgan Stanley VIS Global Dividend Growth Portfolio
Morgan Stanley VIS High Yield Portfolio               Morgan Stanley VIS Information Portfolio
Morgan Stanley VIS Limited Duration Portfolio         AIM V.I. Capital Appreciation Fund
Morgan Stanley VIS Quality Income Plus Portfolio      AIM V.I. Mid Cap Core Equity Fund
Van Kampen UIF Emerging Markets Debt Portfolio**      AllianceBernstein Growth Portfolio
Van Kampen UIF U.S. Real Estate Portfolio**           AllianceBernstein Premier Growth Portfolio
                                                      AllianceBernstein Small Cap Value Portfolio
Category C                                            FTVIP Templeton Foreign Securities
Morgan Stanley VIS Dividend Growth Portfolio          Putnam VT International Equity Fund
Morgan Stanley VIS Equity Portfolio                   Putnam VT Investors Fund*
Morgan Stanley VIS Income Builder Portfolio           Putnam VT Voyager Fund
Morgan Stanley VIS S&P 500 Index Portfolio            Van Kampen LIT Aggressive Growth Portfolio
Morgan Stanley VIS Strategist Portfolio               Van Kampen LIT Emerging Growth Portfolio
Morgan Stanley VIS Utilities Portfolio                Van Kampen UIF Emerging Markets Equity Portfolio**
AIM V.I. Basic Value Fund                             Van Kampen UIF Equity Growth Portfolio**
AIM V.I. Premier Equity Fund                          Van Kampen UIF Global Franchise Portfolio**
AllianceBernstein Growth and Income Portfolio         Van Kampen UIF Mid Cap Growth Portfolio**
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Small Company Growth Portfolio**
FTVIP Mutual Shares Securities Fund
Putnam VT Growth and Income Fund
Putnam VT The George Putnam Fund of Boston
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**
----------------------------------------------------- --------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2
(Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions. * Effective May 1, 2004, the Putnam VT
Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract
Value that is allocated to this Variable Sub-Account to any of the remaining
Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.


** Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.



Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004 and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable
Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2(Rider Date on or after October 1, 2004)*:


--------------------------------------------------------------------------------

        Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

---------------------------------    -------------------------------------------

       Available                                         Excluded

---------------------------------    -------------------------------------------
AIM V.I. Basic Value Fund                             AIM V.I. Capital Appreciation Fund
AIM V.I. Mid Cap Core Equity Fund                     AllianceBerstein Premier Growth Portfolio
AIM V.I. Premier Equity Fund                          Morgan Stanley VIS Aggressive Equity Portfolio
AllianceBernstein Growth Portfolio                    Morgan Stanley VIS European Growth Portfolio
AllianceBernstein Growth and Income Portfolio         Morgan Stanley VIS Global Advantage Portfolio
AllianceBernstein Small Cap Value Portfolio           Morgan Stanley VIS Information Portfolio
FTVIP Franklin High Income Fund                       Van Kampen LIT Aggressive Growth Portfolio
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Equity Growth Portfolio**
FTVIP Mutual Shares Securities Fund                   Van Kampen UIF Small Company Growth Portfolio**
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS High Yield Portfolio
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Limited Duration Portfolio
Morgan Stanley VIS Money Market Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**
Van Kampen UIF U.S. Real Estate Portfolio**

--------------------------------------------------------------------------------


* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable
Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract Value that is allocated to this Variable
Sub-Account to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

**  Morgan  Stanley  Investment  Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

     The following is a supplement to your Allstate Advisor variable annuity prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-203-0068.




                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I


                       Supplement, dated October 1, 2004,
                                     to the
                Prospectus dated May 1, 2004, as amended, for the

        Allstate Advisor Variable Annuities (Advisor, Advisor Preferred)


This supplement is divided into two parts. The first part amends the above-referenced prospectus to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. The second part describes changes related to the TrueReturnSM Accumulation Benefit Option.

----------------------------------------------------- --------------------------



    Variable Sub-Account Additions and Closures

This supplement amends the above-referenced prospectus for the Allstate Advisor and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company, to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Variable Sub-Account Additions:

Effective October 1, 2004, the following Variable Sub-Accounts are added as investment alternatives to your Contract:

          FTVIP Franklin Large Cap Growth Securities - Class 2
          Lord Abbett Series Fund - All Value
          Lord Abbett Series Fund - Bond-Debenture
          Lord Abbett Series Fund - Growth and Income
          Lord Abbett Series Fund - Growth Opportunities
          Lord Abbett Series Fund - Mid-Cap Value
          Oppenheimer Bond/VA


Variable Sub-Account Closures:

Effective October 1, 2004, the following Variable Sub-Accounts are closed ("Closed Variable Sub-Accounts") as investment alternatives under your Contract:

         Putnam VT Health Sciences
         Putnam VT New Opportunities
         Putnam VT Research
         Putnam VT Utilities Growth and Income

If you have a Dollar Cost Averaging Program, Automatic Portfolio Rebalancing Program, or Automatic Additions Program ("Automatic Programs") involving any Closed Variable Sub-Accounts, you will continue to be able to make additions to these Sub-Accounts through these Automatic Programs. Effective October 1, 2004, outside of these Automatic Programs, additional allocations will not be allowed into these Variable Sub-Accounts.


As a result of the changes described above, your prospectus is amended as follows:

General: Change all references throughout the prospectus from the availability of "49" Variable Sub-Accounts to "52" Variable Sub-Accounts. To each reference, add the following footnote: "In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004."

Page 1:  Replace the third paragraph with the following:

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 52* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("Funds"):

Franklin Templeton Variable Insurance Products Trust (Class 2)
Lord Abbett Series Funds, Inc.
Oppenheimer Variable Account Funds (Service Shares)
Putnam Variable Trust (Class IB)
STI Classic Variable Trust
Van Kampen Life Investment Trust (Class II)
The Universal Institutional Funds, Inc. (Class II)

* In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004. See page 27 for information about recent Portfolio liquidations and name changes.


Page 7: Replace the subheading "Investment Alternatives" under the heading "The Contracts at a Glance" with the following:

Investment Alternatives

Each Contract offers several investment alternatives including:

     o up to 3 Fixed Account Options that credit interest at rates we guarantee, and
     o 52* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
     o Franklin Advisers, Inc.
     o Franklin Advisory Services, LLC
     o Franklin Mutual Advisers, LLC
     o Lord, Abbett & Co. LLC
     o OppenheimerFunds, Inc.
     o Putnam Investment Management, LLC.
     o Templeton Asset Management Ltd.

     o Templeton Investment Counsel, LLC
     o Trusco Capital Management, Inc.
     o Van Kampen Asset Management
     o Van Kampen**

     * In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004.

     ** Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

Not all fixed account options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-203-0068.


Page 12: Under the subheading "Portfolio Annual Expenses - Minimum and Maximum," please replace the ANNUAL PORTFOLIO EXPENSES table with the following:

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                                    PORTFOLIO ANNUAL EXPENSES
------------------------------------------------------------------------
                                            Minimum           Maximum
------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses*
(expenses that are deducted from
Portfolio assets, which may include
management fees, distribution and/or
services (12b-1) fees, and other
expenses)                                     0.74%            23.69%
-----------------------------------------------------------------------

* Expenses are shown as a percentage of Portfolio average daily net assets (before waiver or reimbursement) as of December 31, 2003 (except as otherwise noted).

Portfolio Annual Expenses - Full Table (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Page 12: Add the following to the expense table under the subheading "Portfolio
Annual Expenses - Full Table":

                                                                                                               Total Annual
                                                                       Management    Rule 12b-1     Other        Portfolio
                               Portfolio                               Fees             Fees        Expenses     Expenses
   -------------------------------------------------------------------------------------------------------------------------
   FTVIP Franklin Large Cap Growth Securities Fund - Class 2(15)(16)      0.75%         0.25%       0.04%        1.04%
   Lord Abbett Series Fund - All Value Portfolio (17)(18)                 0.75%          N/A       22.94%       23.69%
   Lord Abbett Series Fund - Bond-Debenture Portfolio (18)                0.50%          N/A        0.49%        0.99%
   Lord Abbett Series Fund - Growth and Income Portfolio                  0.50%          N/A        0.35%        0.85%
   Lord Abbett Series Fund - Growth Opportunities Portfolio (17)(18)      0.80%          N/A       11.07%       11.87%
   Lord Abbett Series Fund - Mid-Cap Value Portfolio                      0.75%          N/A        0.33%        1.08%
   Oppenheimer Bond Fund/VA - Service Shares                              0.71%         0.25%       0.02%        0.98%

1.       Figures shown in the Table are for the year ended December 31, 2003
         (except as otherwise noted).


15. The Fund administration fee is paid indirectly through the management fee.

16.      While the maximum amount payable under the Portfolio's Class 2 Rule
         12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

17. Expenses have been restated based on estimates for the current fiscal year (the year ending December 31, 2004).

18. Through the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. Based on these reimbursements, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" are as follows:

                        Portfolio                      Management         Rule 12b-1      Other Expenses     Total Annual
                                                          Fees               Fees                              Portfolio
                                                                                                               Expenses
     ------------------------------------------------- ----------------- -------------- ------------------- ----------------
     Lord Abbett Series Fund - All Value Portfolio          0.75%             N/A             0.40%              1.15%
     Lord Abbett Series Fund - Bond-Debenture               0.50%             N/A             0.40%              0.90%
     Portfolio
     Lord Abbett Series Fund - Growth Opportunities         0.80%             N/A             0.40%              1.20%
     Portfolio

Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account
(Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the
Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities
Growth and Income Variable Sub-Account (Class IB) closed to new investments.





Page 15: Under the subheading "Example 1" replace the expense example table with the following:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Allstate Advisor
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             1 Year   3 Years   5 Years  10 Years
                                                                                             ------   -------   -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                                                                                     $3,335    $6,998   $9,184    $11,563
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum                                                                        $983     $1,608   $2,259    $4,177
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------
                          Allstate Advisor Preferred         Allstate Advisor Preferred            Allstate Advisor Preferred
                        (with 5-year Withdrawal Charge        (with 3-year Withdrawal                 (with No Withdrawal
                                   Option) Charge Option) Charge Option)
------------------------------------------------------------------------------------------------------------------------------------
                       1 Year   3 Years 5 Years 10 Years  1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                       ------   ------- ------- --------  ------  -------  ------- --------   ------   -------   -------  --------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses               $3,280   $6,965   $8,975  $11,571  $3,291   $6,642  $8,990   $11,574   $2,791   $6,659    $9,006    $11,576
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum  $929    $1,613   $2,150  $4,450    $939    $1,303  $2,199   $4,539     $439    $1,333    $2,247    $4,627
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------


Page 16: Under the subheading "Example 2" replace the expense example table with the following:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Allstate Advisor
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1 Year  3 Years   5 Years  10 Years
                                                                                              ------  -------   -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                                                                                      $2,740   $6,573   $8,929    $11,563
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum                                                                         $388    $1,183   $2,004    $4,177
Annual Portfolio
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                           Allstate Advisor Preferred         Allstate Advisor Preferred          Allstate Advisor Preferred
                             (with 5-year Withdrawal            (with 3-year Withdrawal               (with No Withdrawal
                                 Charge Option)                     Charge Option)                      Charge Option)
------------------------------------------------------------------------------------------------------------------------------------
                       1 Year   3 Years 5 Years 10 Years  1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                       ------   ------- ------- --------  ------  -------  ------- --------   ------   -------   -------  --------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses               $2,770   $6,625   $8,975  $11,571  $2,781   $6,642  $8,990   $11,574   $2,791   $6,659    $9,006    $11,576
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum  $419    $1,273   $2,150  $4,450    $429    $1,303  $2,199   $4,539     $439    $1,333    $2,247    $4,627
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------


Page 17: Add the following to the end of the second paragraph under "Financial
Information:"

No Accumulation Unit Values are shown for the following Variable Sub-Accounts:
FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series Fund -
All Value, Lord Abbett Series Fund - Bond-Debenture, Lord Abbett Series Fund -
Growth and Income, Lord Abbett Series Fund - Growth Opportunities, Lord Abbett
Series Fund - Mid-Cap Value and Oppenheimer Bond/VA which were first offered under the Contracts on October 1, 2004.


Page 25: Under the heading "Investment Alternatives: The Variable Sub-Accounts" add the following to the table describing the Portfolios:

Portfolio:                                  Each Portfolio Seeks:                     Investment Adviser:
 -------------------------------------------------------------------------------------------------------------------------
     FTVIP Franklin Large Cap Growth            Capital appreciation                      Franklin Advisers, Inc.
     Securities Fund - Class 2
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - All Value        Long-term growth of capital and           Lord, Abbett & Co. LLC
     Portfolio                                  income without excessive fluctuations
                                                in market value
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund -                  High current income and the               Lord, Abbett & Co. LLC
     Bond-Debenture Portfolio                   opportunity for capital appreciation
                                                to produce a high total return
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and       Long-term growth of capital and           Lord, Abbett & Co. LLC
     Income Portfolio                           income without excessive fluctuations
                                                in market value
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth           Capital appreciation                      Lord, Abbett & Co. LLC
     Opportunities Portfolio
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid-Cap          Capital appreciation through              Lord, Abbett & Co. LLC
     Value Portfolio                            investments, primarily in equity
                                                securities, which are believed to be
                                                undervalued in the marketplace
 -------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
     Oppenheimer Bond Fund/VA - Service         High level of current income. As a        OppenheimerFunds, Inc.
     Shares                                     secondary objective, the Fund seeks
                                                capital appreciation when consistent
                                                with its primary objective.
 -------------------------------------------------------------------------------------------------------------------------

Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account
(Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the
Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities
Growth and Income Variable Sub-Account (Class IB) closed to new investments.






Page 42- Under the subheading "Unrestricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following variable
Sub-Account to the list:

Oppenheimer Bond/VA

Pages 42-43- Under the subheading "Restricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following to the list of Restricted Variable Sub-Accounts:

FTVIP Franklin Large Cap Growth Securities - Class 2

Lord Abbett Series Fund - All Value

Lord Abbett Series Fund - Bond-Debenture

Lord Abbett Series Fund - Growth and Income

Lord Abbett Series Fund - Growth Opportunities

Lord Abbett Series Fund - Mid-Cap Value


Add two asterisks** to the following Restricted Variable Sub-Accounts:

Putnam VT Research

Putnam VT Utilities Growth and Income

** Effective October 1, 2004, the Putnam VT Research Variable Sub-Account, and the Putnam VT Utilities Growth and Income Variable Sub-Account closed to new investments.









                    TrueReturnSM Accumulation Benefit Option



This supplement describes changes related to the TrueReturnSM Accumulation
Benefit Option available with the Allstate Advisor and Allstate Advisor
Preferred variable annuity contracts (each, a "Contract"), offered by Allstate
Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:

Page 21: Replace the 3rd to last sentence in the fourth paragraph under the subheading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" under the heading
"Contract Value" with the following:

The Model Portfolio Option under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option.


Page 22: Replace the last three sentences under the subheading "Accumulation
Benefit" under the heading "Contract Value"with the following:


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


Page 22: Replace the 2nd sentence of the first paragraph under the subheading
"Investment Requirements" under the heading "Contract Value" with the following:


The specific requirements will depend on the Model Portfolio Option you select and the effective date of your TrueReturn Option. These requirements are described below in more detail.



Page 22: Replace the third paragraph under the subheading "Investment
Requirements" under the heading "Contract Value" with the following:


On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio
Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio
Option 1 and Model Portfolio Option 2 sections for more details. We may add
Model Portfolio Options in the future. The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:


----------------------------------------------------- --------------------------
  Guarantee Option 1                            Guarantee Option 2
----------------------------------------------------- --------------------------

  Model Portfolio Option 1                      Model Portfolio Option 2

----------------------------------------------------- --------------------------

Page 23: Delete the last paragraph under the subheading "Investment
Requirements" under the heading "Contract Value".



Page 23: Replace the sub-section entitled "Model Portfolio Options 1 and 2" under the heading "Contract Value" with the following:

Model Portfolio Option 1.


If you choose or transfer your entire Contract Value into Model Portfolio Option
1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain
Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model
Portfolio Option 1 and Variable Sub-Accounts available under each category(1):



--------------------------------------------------------------------------------
                            Model Portfolio Option 1
--------------------------------------------------------------------------------

                                 20% Category A
                                 50% Category B
                                 30% Category C
                                  0% Category D
--------------------------------------------------------------------------------

Category A                                            Category D

Putnam VT Money Market                                (Variable Sub-Accounts not available under
Van Kampen LIT Money Market                           Model Portfolio Option 1)


Category B                                            Oppenheimer Global Securities/VA
FTVIP Franklin U.S. Government                        Putnam VT Health Sciences(1)
Lord Abbett Series Fund - Bond-Debenture(2)           Putnam VT New Opportunities(1)
Oppenheimer Bond/VA(2)                                Putnam VT Vista
Oppenheimer High Income/VA                            STI Classic Mid-Cap Equity
Oppenheimer Strategic Bond/VA                         Van Kampen LIT Aggressive Growth
Putnam VT High Yield                                  Van Kampen UIF Equity Growth(3)
Putnam VT Income                                      Van Kampen UIF Small Company Growth(3)
STI Classic Investment Grade Bond
Van Kampen UIF Emerging Markets Debt(3)
Van Kampen UIF U.S. Real Estate(3)

Category C
FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities
FTVIP Franklin Large Cap Growth Securities
FTVIP Franklin Small Cap Value Securities
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value(2)
Lord Abbett Series Fund - Growth and Income(2)
Lord Abbett Series Fund - Growth Opportunities(2)
Lord Abbett Series Fund - Mid-Cap Value(2)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Putnam VT The George Putnam Fund of Boston
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT New Value
Putnam VT Research(1)
Putnam VT Utilities Growth and Income(1)
Putnam VT Voyager
STI Classic Capital Appreciation
STI Classic Growth and Income
STI Classic International Equity
STI Classic Small Cap Value Equity
STI Classic Value Income Stock
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF Global Franchise(3)
Van Kampen UIF U.S. Mid Cap Value(3)

----------------------------------------------------- --------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
1. We will use the percentage allocations as of your most recent instructions.



(1) The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you choose this rider on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable
Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn
Option to your Contract.

(2) The Variable Sub-Account was first offered under the Contracts on October 1,
2004. See the first part of this two-part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.



Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the Rider
Date of your TrueReturn Option.

Rider Date prior to October 1, 2004
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select
Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category(1):


--------------------------------------------------------------------------------
                            Model Portfolio Option 2
                      (Rider Date prior to October 1, 2004)

--------------------------------------------------------------------------------

                                 10% Category A
                                 20% Category B
                                 50% Category C
                                 20% Category D

--------------------------------------------------------------------------------
Category A                                            Category D
Putnam VT Money Market                                FTVIP Franklin Small Cap Value Securities
Van Kampen LIT Money Market                           FTVIP Templeton Developing Markets Securities
                                                      FTVIP Templeton Foreign Securities
Category B                                            Oppenheimer Aggressive Growth/VA
FTVIP Franklin U.S. Government                        Oppenheimer Capital Appreciation/VA
Lord Abbett Series Fund - Bond-Debenture(2)           Oppenheimer Global Securities/VA
Oppenheimer Bond/VA(2)                                Oppenheimer Main Street Small Cap/VA
Oppenheimer High Income/VA                            Putnam VT Health Sciences(1)
Oppenheimer Strategic Bond/VA                         Putnam VT International Equity
Putnam VT High Yield                                  Putnam VT Investors
Putnam VT Income                                      Putnam VT New Opportunities(1)
STI Classic Investment Grade Bond                     Putnam VT Vista
Van Kampen UIF Emerging Markets Debt(3)               Putnam VT Voyager
Van Kampen UIF U.S. Real Estate(3)                    STI Classic Capital Appreciation
                                                      STI Classic International Equity
Category C                                            STI Classic Mid-Cap Equity
FTVIP Franklin Growth and Income Securities           STI Classic Small Cap Value Equity
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen LIT Emerging Growth
FTVIP Mutual Shares Securities                        Van Kampen UIF Equity Growth(3)
Lord Abbett Series Fund - All Value(2)                Van Kampen UIF Global Franchise(3)
Lord Abbett Series Fund - Growth and Income(2)        Van Kampen UIF Small Company Growth(3)
Lord Abbett Series Fund - Growth Opportunities(2)
Lord Abbett Series Fund - Mid-Cap Value(2)
Oppenheimer Balanced/VA
Oppenheimer Main Street/VA
Putnam VT The George Putnam Fund of Boston
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT New Value
Putnam VT Research(1)
Putnam VT Utilities Growth and Income(1)
STI Classic Growth and Income
STI Classic Value Income Stock
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF U.S. Mid Cap Value(3)

----------------------------------------------------- --------------------------

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2
(Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.


(1) The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004.


(2) The Variable Sub-Account was first offered under the Contracts on October 1,
2004. See the first part of this two-part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.



Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable
Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts available under Model Portfolio Option 2 (Rider Date on or after October 1,
2004)(1):








--------------------------------------------------------------------------------
                            Model Portfolio Option 2
                    (Rider Date on or after October 1, 2004)

---------------------------------------------------- ---------------------------
       Available                                      Excluded

----------------------------------------------------- --------------------------
----------------------------------------------------- --------------------------
FTVIP Franklin Growth and Income Securities           Oppenheimer Global Securities/VA
FTVIP Franklin Income Securities                      Putnam VT Vista
FTVIP Franklin Large Cap Growth Securities            STI Classic Mid-Cap Equity
FTVIP Franklin Small Cap Value Securities             Van Kampen LIT Aggressive Growth
FTVIP Franklin U.S. Government                        Van Kampen UIF Equity Growth(3)
FTVIP Mutual Shares Securities                        Van Kampen UIF Small Company Growth(3)
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value(2)
Lord Abbett Series Fund - Bond-Debenture(2)
Lord Abbett Series Fund - Growth and Income(2)
Lord Abbett Series Fund - Growth Opportunities(2)
Lord Abbett Series Fund - Mid-Cap Value(2)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA(2)
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Main Street/VA
Oppenheimer Strategic Bond/VA
Putnam VT The George Putnam Fund of Boston
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT Voyager
STI Classic Capital Appreciation
STI Classic Growth and Income
STI Classic International Equity
STI Classic Investment Grade Bond
STI Classic Small Cap Value Equity
STI Classic Value Income Stock
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(3)
Van Kampen UIF Equity and Income(3)
Van Kampen UIF Global Franchise(3)
Van Kampen UIF U.S. Mid Cap Value(3)
Van Kampen UIF U.S. Real Estate(3)

----------------------------------------------------- --------------------------

(1) The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the True Return Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) The Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two-part supplement (Variable
Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
